Summary of Significant Accounting Policies (Tables)	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025
Summary of Significant Accounting Policies
Schedule of class A ordinary shares reflected on the unaudited condensed balance sheets are reconciled

Common stock subject to possible redemption, November 30, 2024	$—
Gross proceeds	300,000
Less: share issuance costs	(170)
Plus: adjust carrying value to redemption value	170
Common stock subject to possible redemption, November 30, 2025	$300,000

CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Schedule of class A ordinary shares reflected on the unaudited condensed balance sheets are reconciled

Class A ordinary shares subject to possible redemption - December 31, 2023	$249,254,022
Less:
Redemption	(232,811,894)
Plus:
Waiver of deferred underwriting fees	8,050,000
Adjustment for accretion of Class A ordinary shares subject to possible redemption	(438,044)
Adjustment for Contributions under promissory note	1,500,000
Class A ordinary shares subject to possible redemption - December 31, 2024	$25,554,084
Less:
Redemption	(1,801)
Plus:
Adjustment for accretion of Class A ordinary shares subject to possible redemption	1,063,694
Class A ordinary shares subject to possible redemption - December 31, 2025	$26,615,977

Schedule of calculation of basic and diluted net income per ordinary share

The following tables reflect the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For The Year Ended December 31,
	2025			2024
	Class A	Class A		Class A	Class A
	(subject to	(not subject to		(subject to	(not subject to
	redemption)	redemption)	Class B	redemption)	redemption)	Class B
Basic and diluted net (loss) income per ordinary share:
Numerator:
Allocation of net (loss) income	$(688,378)	$(2,384,372)	$—	$4,313,847	$2,327,882	$170,666
Denominator:
Basic and diluted weighted average ordinary shares outstanding	2,213,398	7,666,666	1	13,236,821	7,142,987	523,680
Basic and diluted net (loss) income per ordinary share	$(0.31)	$(0.31)	$(0.31)	$0.33	$0.33	$0.33